Summary of Significant Accounting Policies (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net Earnings Available to Common Shareholders
Net earnings									$ 15,133	$ 11,357	$ 14,067
Effect of dilutive securities: Restricted stock units									0	0	0
Diluted earnings per common share									$ 15,133	$ 11,357	$ 14,067
Common Shares
Basic earnings per common share (in shares)									5,576,099	5,657,025	5,799,505
Effect of dilutive securities: Restricted stock units (in shares)									13,935	14,203	25,438
Shares held in deferred comp plan									158,831	150,394	141,542
Diluted earnings per common share (in shares)									5,748,865	5,821,622	5,966,485
Per Share Amount
Basic earnings per common share (in dollars per share)	$ 0.55	$ 0.61	$ 0.82	$ 0.73	$ 0.34	$ 0.80	$ 0.46	$ 0.41	$ 2.71	$ 2.01	$ 2.43
Diluted earnings per common share (in dollars per share)	$ 0.53	$ 0.59	$ 0.80	$ 0.71	$ 0.33	$ 0.78	$ 0.44	$ 0.40	$ 2.63	$ 1.95	$ 2.36